Acquisitions and disposals - Shenlanbao (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023	Dec. 31, 2020 CNY (¥)
Acquisitions and disposal
Goodwill		¥ 80,751		¥ 3,420	¥ 3,420	$ 11,374		¥ 3,119
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest		¥ (3,536)	$ (498)	¥ 0	¥ 0
Shenlanbao
Acquisitions and disposal
Percentage of voting interest to be acquired							100.00%
Percentage of voting interest acquired in step acquisition	60.00%
Consideration	¥ 216,000
Remaining percentage of ownership interest acquire upon satisfaction of condition		40.00%				40.00%
Net assets acquired		¥ 144,215
Goodwill		77,331
Deferred tax liabilities		(30,250)
Mezzanine Equity - Redeemable non-controlling interest		(96,296)
Total		216,000
Cash and cash equivalents and restricted cash		20,095
Short-term investments		72,631
Accounts receivable		46,582
Contract assets		54,077
Accrued expenses and other current liabilities		59,226
Shenlanbao | Trademarks [Member]
Acquisitions and disposal
Newly identified and appreciation of intangible assets		75,000
Shenlanbao | Insurance Brokerage License [Member]
Acquisitions and disposal
Newly identified and appreciation of intangible assets		¥ 46,000